Accrued Expenses and Other Liabilities	9 Months Ended
Sep. 30, 2021
Other Liabilities Disclosure [Abstract]
Accrued Expenses and Other Liabilities	Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consisted of the following (in thousands):

	September 30,	December 31,
	2021	2020
Accrued research and development expense	$2,233	$720
Accrued professional expenses	768	701
Accrued compensation and benefit costs	2,026	1,687
Payroll tax payable	530	384
Income taxes payable	581	243
Other liabilities	443	413
	$6,581	$4,148